Basic and diluted earnings per share	12 Months Ended
Dec. 31, 2011
Basic and diluted earnings per share
16	Basic and diluted earnings per share

The following is a computation of potential dilutive shares for the periods:

	Years Ended December 31,
	2009	2010	2011
Numerator for calculation of basic and diluted earnings per share:
Net income	$139,188	$155,466	$166,629

Denominator:
Weighted average number of ordinary shares for calculation of basic earnings per share	108,567,305	113,638,024	115,254,095
Effect of dilutive potential ordinary shares attributable to share options and restricted shares	4,458,470	3,943,172	3,195,756

Weighted average number of ordinary shares for calculation of diluted earnings per share	113,025,775	117,581,196	118,449,851

Share options to purchase 273,861, 90,200 and 109,439 ordinary shares were outstanding as of December 31, 2009, 2010 and 2011, respectively, but were not included in the computation of diluted earnings per share because their effect was anti-dilutive.